Commitments - Additional Information (Detail) - Dec. 31, 2025	T	m
Aratu [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton	10.54
Suape [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton	3.77
Itaqui [Member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton	4.23	1.77